PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	¥ 9,968,109	¥ 16,259,457
Restricted cash	2,014,304	86,829
Prepaid expenses	202,744	163,986
Other current assets	316,942	172,579
Total current assets	14,463,875	18,318,806
Restricted cash	43,954	146,643
Other non-current assets	1,071,372	486,071
Total assets	71,632,443	57,258,795
Current liabilities
Short-term borrowings	4,639,674	1,230,756
Accounts payable	3,901,799	3,657,112
Accrued expenses and other payables	2,679,555	1,395,981
Total current liabilities	13,465,243	7,643,821
Long-term borrowings	18,284,514	10,566,746
Convertible bonds payable	1,895,846	1,928,466
Other long-term liabilities	539,300	349,257
Total liabilities	45,736,281	30,591,073
Mezzanine equity
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2020 and 2021; Redemption value of RMB 980,910 and RMB 958,480 as of December 31, 2020 and 2021, respectively; Liquidation preference of RMB 2,576,578 and RMB 1,269,027 as of December 31, 2020 and 2021, respectively)	958,480	980,910
Total mezzanine equity	1,363,153	1,101,730
GDS Holdings Limited Shareholders' Equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 authorized; 1,427,590,059 Class A ordinary shares issued and outstanding as of December 31, 2020 and 2021; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2020 and 2021)	507	507
Additional paid-in capital	28,983,330	28,728,717
Accumulated other comprehensive loss	(599,186)	(439,635)
Accumulated deficit	(3,910,815)	(2,723,597)
Total GDS Holdings Limited shareholders' equity	24,473,836	25,565,992
Commitments and contingencies
Total liabilities, mezzanine equity and shareholders' equity	71,632,443	57,258,795
Parent Company | Reportable Legal Entities
Current assets
Cash	3,288,955	12,312,249
Restricted cash	1,944,589
Prepaid expenses	10,836	39,187
Other current assets	4,720	23,136
Total current assets	5,249,100	12,374,572
Investment, loans and amounts due from subsidiaries and consolidated VIEs	25,260,616	16,146,058
Other non-current assets	777	3,616
Total assets	30,510,493	28,524,246
Current liabilities
Short-term borrowings	3,148,188
Accounts payable	899	12,451
Accrued expenses and other payables	32,395	29,790
Due to subsidiaries	849	868
Total current liabilities	3,182,331	43,109
Convertible bonds payable	1,895,846	1,928,466
Other long-term liabilities		5,769
Total liabilities	5,078,177	1,977,344
Mezzanine equity
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2020 and 2021; Redemption value of RMB 980,910 and RMB 958,480 as of December 31, 2020 and 2021, respectively; Liquidation preference of RMB 2,576,578 and RMB 1,269,027 as of December 31, 2020 and 2021, respectively)	958,480	980,910
Total mezzanine equity	958,480	980,910
GDS Holdings Limited Shareholders' Equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 authorized; 1,427,590,059 Class A ordinary shares issued and outstanding as of December 31, 2020 and 2021; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2020 and 2021)	507	507
Additional paid-in capital	28,983,330	28,728,717
Accumulated other comprehensive loss	(599,186)	(439,635)
Accumulated deficit	(3,910,815)	(2,723,597)
Total GDS Holdings Limited shareholders' equity	24,473,836	25,565,992
Total liabilities, mezzanine equity and shareholders' equity	¥ 30,510,493	¥ 28,524,246